Long-term Borrowings - Senior Notes (Details) (Successor [Member])	0 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended				0 Months Ended							0 Months Ended
	Feb. 01, 2013 7.375% Senior Unsecured Notes Due 2021 [Member]	Feb. 01, 2013 7.375% Senior Unsecured Notes Due 2021 [Member] USD ($)	Feb. 01, 2013 5.750% Senior Secured Notes Due 2021 [Member]	Feb. 01, 2013 5.750% Senior Secured Notes Due 2021 [Member] EUR (€)	Feb. 01, 2013 Senior Notes [Member] USD ($)	Dec. 31, 2014 Senior Notes [Member] USD ($)	Dec. 31, 2013 Senior Notes [Member] USD ($)	Feb. 01, 2013 Euro Senior Notes [Member] USD ($)	Dec. 31, 2014 Euro Senior Notes [Member] USD ($)	Dec. 31, 2013 Euro Senior Notes [Member] USD ($)	Feb. 01, 2013 Euro Senior Notes [Member]	Feb. 01, 2013 Euro Senior Notes [Member] Any Time Prior to February 1, 2016 [Member]	Feb. 01, 2013 Euro Senior Notes [Member] 12 Month Period Prior to February 1, 2016 [Member]	Feb. 01, 2013 Euro Senior Notes [Member] Debt Instrument Redemption Period [Member]	Feb. 01, 2013 Dollar Senior Notes [Member] USD ($)	Dec. 31, 2014 Dollar Senior Notes [Member] USD ($)	Dec. 31, 2013 Dollar Senior Notes [Member] USD ($)	Feb. 01, 2013 Dollar Senior Notes [Member]	Feb. 01, 2013 Dollar Senior Notes [Member] Any Time Prior to February 1, 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 750,000,000.0		€ 250,000,000.0
Debt instrument, interest rate, stated percentage		7.375%		5.75%							5.75%							7.375%
Debt instrument maturity year	2021		2021
Debt issuance cost					33,100,000			10,200,000							22,900,000
Unamortized debt issuance expense						25,300,000	29,400,000		7,700,000	9,000,000						17,600,000	20,400,000
Amortization of financing costs						$ 4,100,000	$ 3,700,000
Debt instrument, maturity date								Feb. 01, 2021							May 01, 2021
Debt instrument, redemption price, percentage of principal amount redeemed												40.00%		10.00%					40.00%
Debt instrument, redemption price, percentage								101.00%				105.75%	103.00%		101.00%				107.375%